Summary of material accounting policies - Property and equipment (Details)	12 Months Ended
Dec. 31, 2024
Computer hardware | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property and equipment	2 years
Computer hardware | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property and equipment	5 years
Furniture, fixtures and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property and equipment	5 years